Warrant liabilites	12 Months Ended
Dec. 31, 2021
Disclosure of Warrant liabilites [Abstract]
Warrant liabilites

11Warrant liabilites

In conjunction with the Venture Loan with Horizon Technology Finance Corporation and Powerscourt Investments XXV, six warrants have been issued to the lenders. Combined, these warrants allow the holder to purchase 454,544 common shares at an exercise price of $1.32. The warrants can be exercised at any moment from grant date to the 10 year anniversary and will be automatically exercised on expiration date. The holder can choose to exercise the warrant with a payment to the Corporation or exercise on a net issuance basis (cashless). This last feature breaches the fixed-for-fixed criterion, therefore the warrants are classified as financial liability and will be remeasured at FVTPL at each reporting period.

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

	December 31, 2021	December 17, 2020
	$	$
Risk-free interest rate	0.94%	0.94%
Market price	$1.28	$1.28
Expected volatility	94.44%	94.44%
Expected dividend yield	–	–
Expected life (years)	2.5	2.5